Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)	$ 4,023	$ (24,342)	$ (164,019)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Loss on debt extinguishment	39,408	0	0
Equity-based awards vesting expense	97,033	24,815	193,299
Depreciation and amortization	14,489	15,531	15,852
Amortization of debt discounts and deferred financing costs	2,087	3,964	3,386
Change in fair value of warrant liabilities	4,897	0	0
Non-cash operating lease expense	17,361	17,069	14,462
Deferred taxes	(3,716)	(564)	692
Bad debt expense	646	2,991	2,270
Other	(319)	19	(147)
Decrease (increase) in operating assets:
Accounts receivable, net of allowance	(7,127)	27,527	(2,684)
Due from related parties	(3,612)	1,537	(1,249)
Prepaid expenses and other assets	(15,205)	3,089	(1,267)
Increase (decrease) in operating liabilities:
Accrued compensation and benefits	103,851	19,348	(148,421)
Deferred compensation programs	(5,939)	2,756	2,667
Accounts payable, accrued expenses and other liabilities	7,780	2,966	(5,555)
Deferred revenue	(2,667)	8,717	23
Lease liabilities	(18,082)	(19,516)	(15,416)
Net cash provided by (used in) operating activities	234,908	85,907	(106,107)
Cash flows from investing activities
Distributions from company-owned life insurance policies	0	0	150
Purchases of fixed assets	(1,462)	(5,522)	(7,417)
Other	(978)	0	0
Net cash provided by (used in) investing activities	(2,440)	(5,522)	(7,267)
Cash flows from financing activities
Proceeds from Business Combination, including PIPE Investment	355,021	0	0
Payment of Business Combination costs	(23,895)	0	0
Draw down of Revolving Credit Facility	0	22,000	20,000
Principal payment on Revolving Credit Facility	(27,690)	(32,000)	(10,000)
Redemption of Convertible Notes	(160,930)	0	0
Redemption of partners’ interests	(104,540)	0	0
Distributions to partners	(65,931)	(11,989)	(38,376)
Dividends paid	(5,990)	0	0
Withholding payments for vested RSUs	(10,462)	0	0
Treasury stock purchases	(12,000)	0	0
Debt issuance costs	(361)	0	0
Proceeds from Partner Promissory Note	1,757	0	0
Other	0	0	(1,837)
Net cash provided by (used in) financing activities	(55,021)	(21,989)	(30,213)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(3,580)	5,930	1,638
Net increase (decrease) in cash, cash equivalents and restricted cash	173,867	64,326	(141,949)
Cash, cash equivalents and restricted cash, beginning of period	330,908	266,582	408,531
Cash, cash equivalents and restricted cash, end of period	504,775	330,908	266,582
Supplemental disclosure of non-cash investing activity
Liability awards reclassification to equity	3,912	0	0
Dividends declared and unpaid	2,664	0	0
Lease liabilities arising from obtaining right-of-use lease assets	4,111	14,192	2,314
Net assets of deconsolidated affiliate	394	0	0
Supplemental disclosures of cash flow information
Cash paid for income taxes	12,547	2,242	1,680
Cash paid for interest	$ 5,515	$ 11,777	$ 11,758